Document and Entity Information	0 Months Ended
Nov. 29, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 29, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Nov. 29, 2013
Document Effective Date	Nov. 29, 2013
Prospectus Date	Apr. 01, 2013
Institutional Class, Class P, Class D Prospectus | AllianzGI China Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ALQIX
Institutional Class, Class P, Class D Prospectus | AllianzGI China Equity Fund | Class P
Risk/Return:
Trading Symbol	ALQPX
Institutional Class, Class P, Class D Prospectus | AllianzGI China Equity Fund | Class D
Risk/Return:
Trading Symbol	ALQDX
Institutional Class, Class P, Class D Prospectus | AllianzGI Disciplined Equity Fund | Class D
Risk/Return:
Trading Symbol	ARDDX
Institutional Class, Class P, Class D Prospectus | AllianzGI Disciplined Equity Fund | Class P
Risk/Return:
Trading Symbol	ARDPX
Institutional Class, Class P, Class D Prospectus | AllianzGI Disciplined Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ARDIX
Institutional Class, Class P, Class D Prospectus | AllianzGI Dynamic Emerging Multi-Asset Fund | Institutional Class
Risk/Return:
Trading Symbol	ADYNX
Institutional Class, Class P, Class D Prospectus | AllianzGI Dynamic Emerging Multi-Asset Fund | Class P
Risk/Return:
Trading Symbol	ADYPX
Institutional Class, Class P, Class D Prospectus | AllianzGI Dynamic Emerging Multi-Asset Fund | Class D
Risk/Return:
Trading Symbol	ADYDX
Institutional Class, Class P, Class D Prospectus | AllianzGI Global Water Fund | Class A
Risk/Return:
Trading Symbol	AWTAX
Institutional Class, Class P, Class D Prospectus | AllianzGI Global Water Fund | Class C
Risk/Return:
Trading Symbol	AWTCX
Institutional Class, Class P, Class D Prospectus | AllianzGI Global Water Fund | Class D
Risk/Return:
Trading Symbol	AWTDX
Institutional Class, Class P, Class D Prospectus | AllianzGI Global Water Fund | Class P
Risk/Return:
Trading Symbol	AWTPX
Institutional Class, Class P, Class D Prospectus | AllianzGI Global Water Fund | Institutional Class
Risk/Return:
Trading Symbol	AWTIX
Institutional Class, Class P, Class D Prospectus | AllianzGI Multi-Asset Real Return Fund | Class D
Risk/Return:
Trading Symbol	ALRDX
Institutional Class, Class P, Class D Prospectus | AllianzGI Multi-Asset Real Return Fund | Institutional Class
Risk/Return:
Trading Symbol	ALRNX
Institutional Class, Class P, Class D Prospectus | AllianzGI Multi-Asset Real Return Fund | Class P
Risk/Return:
Trading Symbol	ALRPX
Institutional Class, Class P, Class D Prospectus | AllianzGI NFJ Global Dividend Value Fund | Class D
Risk/Return:
Trading Symbol	ANUDX
Institutional Class, Class P, Class D Prospectus | AllianzGI NFJ Global Dividend Value Fund | Class P
Risk/Return:
Trading Symbol	ANUPX
Institutional Class, Class P, Class D Prospectus | AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:
Trading Symbol	ANUIX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGADX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGAPX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	PALLX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGAMX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Growth Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGSDX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Growth Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGSPX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Growth Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	AGAIX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Growth Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGFAX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI International Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ALOIX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI International Small-Cap Fund | Class P
Risk/Return:
Trading Symbol	ALOPX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI International Small-Cap Fund | Administrative Class
Risk/Return:
Trading Symbol	ALOVX
Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI International Small-Cap Fund | Class D
Risk/Return:
Trading Symbol	ALODX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2015 Fund | D
Risk/Return:
Trading Symbol	AZGDX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2015 Fund | P
Risk/Return:
Trading Symbol	AZGPX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2015 Fund | R6
Risk/Return:
Trading Symbol	AZGIX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2015 Fund | Administrative
Risk/Return:
Trading Symbol	AZAMX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2020 Fund | D
Risk/Return:
Trading Symbol	AGLDX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2020 Fund | P
Risk/Return:
Trading Symbol	AGLPX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2020 Fund | R6
Risk/Return:
Trading Symbol	AGNIX
Administrative Class, Class P, Class D, Class R6 | AllianzGI Retirement 2020 Fund | Administrative
Risk/Return:
Trading Symbol	AGLMX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2030 Fund | D
Risk/Return:
Trading Symbol	ABDIX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2030 Fund | P
Risk/Return:
Trading Symbol	ABLPX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2030 Fund | R6
Risk/Return:
Trading Symbol	ABLIX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2030 Fund | Administrative
Risk/Return:
Trading Symbol	ABAMX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2040 Fund | D
Risk/Return:
Trading Symbol	AVSDX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2040 Fund | P
Risk/Return:
Trading Symbol	AVSPX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2040 Fund | R6
Risk/Return:
Trading Symbol	AVTIX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2040 Fund | Administrative
Risk/Return:
Trading Symbol	AVAMX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2050 Fund | D
Risk/Return:
Trading Symbol	ASNDX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2050 Fund | P
Risk/Return:
Trading Symbol	ASNPX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2050 Fund | R6
Risk/Return:
Trading Symbol	ASNIX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement 2050 Fund | Administrative
Risk/Return:
Trading Symbol	ANAMX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement Income Fund | P
Risk/Return:
Trading Symbol	AGRPX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement Income Fund | R6
Risk/Return:
Trading Symbol	AVRIX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement Income Fund | Administrative
Risk/Return:
Trading Symbol	ARAMX
Administrative Class, Class P, Class D, Class R6 Prospectus | AllianzGI Retirement Income Fund | D
Risk/Return:
Trading Symbol	ARTDX
Class A, Class C Prospectus | AllianzGI China Equity Fund | Class A
Risk/Return:
Trading Symbol	ALQAX
Class A, Class C Prospectus | AllianzGI China Equity Fund | Class C
Risk/Return:
Trading Symbol	ALQCX
Class A, Class C Prospectus | AllianzGI Disciplined Equity Fund | Class A
Risk/Return:
Trading Symbol	ARDAX
Class A, Class C Prospectus | AllianzGI Disciplined Equity Fund | Class C
Risk/Return:
Trading Symbol	ARDCX
Class A, Class C Prospectus | AllianzGI Dynamic Emerging Multi-Asset Fund | Class A
Risk/Return:
Trading Symbol	ADYAX
Class A, Class C Prospectus | AllianzGI Dynamic Emerging Multi-Asset Fund | Class C
Risk/Return:
Trading Symbol	ADYCX
Class A, Class C Prospectus | AllianzGI Global Water Fund | Class A
Risk/Return:
Trading Symbol	AWTAX
Class A, Class C Prospectus | AllianzGI Global Water Fund | Class C
Risk/Return:
Trading Symbol	AWTCX
Class A, Class C Prospectus | AllianzGI Multi-Asset Real Return Fund | Class A
Risk/Return:
Trading Symbol	ALRAX
Class A, Class C Prospectus | AllianzGI Multi-Asset Real Return Fund | Class C
Risk/Return:
Trading Symbol	ALLCX
Class A, Class C Prospectus | AllianzGI NFJ Global Dividend Value Fund | Class A
Risk/Return:
Trading Symbol	ANUAX
Class A, Class C Prospectus | AllianzGI NFJ Global Dividend Value Fund | Class C
Risk/Return:
Trading Symbol	ANUCX
Class A, Class B, Class C, Class R Prospectus | AllianzGI Global Allocation Fund | Class A
Risk/Return:
Trading Symbol	PALAX
Class A, Class B, Class C, Class R Prospectus | AllianzGI Global Allocation Fund | Class B
Risk/Return:
Trading Symbol	PALBX
Class A, Class B, Class C, Class R Prospectus | AllianzGI Global Allocation Fund | Class C
Risk/Return:
Trading Symbol	PALCX
Class A, Class B, Class C, Class R Prospectus | AllianzGI Global Allocation Fund | Class R
Risk/Return:
Trading Symbol	AGARX
Class A, Class C, Class R Prospectus | AllianzGI Global Growth Allocation Fund | Class A
Risk/Return:
Trading Symbol	ASGAX
Class A, Class C, Class R Prospectus | AllianzGI Global Growth Allocation Fund | Class C
Risk/Return:
Trading Symbol	ASACX
Class A, Class C, Class R Prospectus | AllianzGI Global Growth Allocation Fund | Class R
Risk/Return:
Trading Symbol	ASFRX
Class A, Class C, Class R Prospectus | AllianzGI International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	AOPAX
Class A, Class C, Class R Prospectus | AllianzGI International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	AOPCX
Class A, Class C, Class R Prospectus | AllianzGI International Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ALORX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2015 Fund | A
Risk/Return:
Trading Symbol	AZGAX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2015 Fund | C
Risk/Return:
Trading Symbol	AZGCX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2015 Fund | R
Risk/Return:
Trading Symbol	AZGRX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2020 Fund | A
Risk/Return:
Trading Symbol	AGLAX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2020 Fund | C
Risk/Return:
Trading Symbol	ABSCX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2020 Fund | R
Risk/Return:
Trading Symbol	AGLRX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2030 Fund | A
Risk/Return:
Trading Symbol	ABLAX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2030 Fund | C
Risk/Return:
Trading Symbol	ABLCX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2030 Fund | R
Risk/Return:
Trading Symbol	ABLRX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2040 Fund | A
Risk/Return:
Trading Symbol	AVSAX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2040 Fund | C
Risk/Return:
Trading Symbol	AVSCX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2040 Fund | R
Risk/Return:
Trading Symbol	AVSRX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2050 Fund | A
Risk/Return:
Trading Symbol	ASNAX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2050 Fund | C
Risk/Return:
Trading Symbol	ASNCX
Class A, Class C, Class R Prospectus | AllianzGI Retirement 2050 Fund | R
Risk/Return:
Trading Symbol	ASNRX
Class A, Class C, Class R Prospectus | AllianzGI Retirement Income Fund | R
Risk/Return:
Trading Symbol	ASRRX
Class A, Class C, Class R Prospectus | AllianzGI Retirement Income Fund | A
Risk/Return:
Trading Symbol	AGRAX
Class A, Class C, Class R Prospectus | AllianzGI Retirement Income Fund | C
Risk/Return:
Trading Symbol	ARTCX